Financial Instruments With Off-Balance Sheet Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments With Off-Balance Sheet Risk
11.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
The Company is a party to financial instruments with
off-balance
sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making and monitoring commitments and conditional obligations as it does for on-balance sheet instruments. As of June 30, 2022 and December 31, 2021, the Company has a reserve related to credit losses for off-balance sheet instruments of

$54, which is included in
other liabilities.
At June 30, 2022 and December 31, 2021, the following financial instruments were outstanding whose contract amounts represent credit risk:

(In Thousands)	June 30, 2022	December 31, 2021
Unfunded commitments under lines of credit:
Home equity loans	$36,193	$17,774
Commercial real estate, construction, and land development	29,012	20,609
Commercial and industrial	115,107	100,440
Other	8,797	6,244

Total	$189,109	$145,067

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer’s credit worthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory, and equipment.

18.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
The Company is a party to financial instruments with
off-balance
sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets.
The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making and monitoring commitments and conditional obligations as it does for on-balance
sheet instruments. As of December 31, 2021 and 2020, the Company has a reserve related to credit losses for off-balance
sheet instruments totaling $54 and $29, respectively, which is included in other liabilities.
At December 31, 2021 and 2020, the following financial instruments were outstanding whose contract amounts represent credit risk:

(In Thousands)	December 31, 2021	December 31, 2020
Unfunded commitments under lines of credit:
Home equity loans	$17,774	$6,815
Commercial real estate, construction, and land development	20,609	3,801
Commercial and industrial	100,440	35,517
Other	6,244	1,081

Total	$145,067	$47,214

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer’s credit worthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory, and equipment.